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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   April 18, 2006


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Counselor Series Trust
        CIK No. 0001112996

   Ladies and/or Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Counselor Series Trust (the "Fund") that the Prospectus relating to the Class A, Class B1, Class C and Class R shares of AIM Floating Rate Fund, the Prospectus relating to the Institutional Class shares of AIM Floating Rate Fund, and the Statement of Additional Information relating to the Class A, Class B1, Class C, Class R shares and Institutional Class shares of AIM Floating Rate Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 24 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on April 13, 2006.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-4785.

   Sincerely,

   /s/ Ofelia M. Mayo

   Ofelia M. Mayo
   Counsel

A Member of the AMVESCAP Group